Investment Objectives and Goals	Oct. 31, 2024
Calamos Global Equity Fund | CALAMOS GLOBAL EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Global Equity Fund
Calamos Global Opportunities Fund | Calamos Global Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Global Opportunities Fund